Income Taxes (Reconciliation Between Federal Statutory Rate And Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	1.00%	(1.89%)	(2.95%)
Other	0.79%	(0.10%)	(1.02%)
Domestic production activites			2.85%
Change in tax status	(1.23%)
Effective Income Tax Rate Reconciliation, Percent, Total	35.56%	33.01%	33.88%